Consolidated Segment Data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	$ 10,114	[1],[2],[3],[4]	$ 9,924	[1],[2],[3],[4]	$ 10,099	[1],[2],[3],[4]
Long-lived assets	1,569	[5]	1,673	[5]	1,730	[5]
North America
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	5,343	[1],[2],[6]	5,257	[1],[2],[6]	5,386	[1],[2],[6]
Long-lived assets	905	[5],[7]	936	[5],[7]	979	[5],[7]
Latin America
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	480	[1],[2]	441	[1],[2]	459	[1],[2]
Long-lived assets	129	[5]	151	[5]	144	[5]
Europe, Middle East and Africa
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	2,758	[1],[2],[4]	2,766	[1],[2],[4]	2,896	[1],[2],[4]
Long-lived assets	340	[5]	359	[5]	367	[5]
Asia-Pacific
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	1,533	[1],[2]	1,460	[1],[2]	1,358	[1],[2]
Long-lived assets	163	[5]	198	[5]	207	[5]
Corporate and Other
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Long-lived assets	32	[5]	29	[5]	33	[5]
United States
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	4,568		4,478		4,630
Long-lived assets	828		856		895
United Kingdom
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	$ 1,168		$ 1,162		$ 1,187

[1]	Net revenue is attributed to individual countries based on the reporting entity that records the transaction.
[2]	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.
[3]	Net revenue by operating segment excludes intercompany transactions.
[4]	The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,168 million, $1,162 million and $1,187 million for 2013, 2012 and 2011, respectively.
[5]	Long-lived assets are comprised primarily of subscriber system assets, net, property, plant and equipment, net, deferred subscriber acquisition costs, net and dealer intangibles. They exclude goodwill, other intangible assets and other assets.
[6]	Includes U.S. net revenue of $4,568 million, $4,478 million and $4,630 million for 2013, 2012 and 2011, respectively.
[7]	Includes U.S. long-lived assets of $828 million, $856 million and $895 million for 2013, 2012 and 2011, respectively.